Long-Term Debt (Scheduled Remaining Maturity Of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 11,256
2017	19,501
2018	12,713
2019	7,403
2020	5,607
2021 and thereafter	9,423
Derivative, Amount of Hedged Item	331	$ 452
Long-term debt	66,234	66,380
Derivative Instrument Converting Fixed-rate Debt into Variable-rate Obligations	8,300
Derivative Instrument Converting Variable-rate Debt into Fixed-rate Obligations	900
Unsecured Debt [Member]
Debt Instrument [Line Items]
2016	1,829
2017	4,284
2018	3,604
2019	1,580
2020	2,193
2021 and thereafter	7,142
Derivative, Amount of Hedged Item	334	452
Long-term debt	20,966	22,282
Secured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	(3)	0
Long-term debt	45,268	$ 44,098
Long-term Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2016	1,904
2017	4,371
2018	3,702
2019	1,615
2020	2,228
2021 and thereafter	8,203
Derivative, Amount of Hedged Item	334
Long-term debt	22,357
Long-term Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
2016	9,427
2017	15,217
2018	9,109
2019	5,823
2020	3,414
2021 and thereafter	2,281
Derivative, Amount of Hedged Item	(3)
Long-term debt	45,268
Original Issue Discount [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2016	(75)
2017	(87)
2018	(98)
2019	(35)
2020	(35)
2021 and thereafter	(1,061)
Derivative, Amount of Hedged Item	0
Long-term debt	$ (1,391)